FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating expenses:
Selling and marketing expenses	$ 41,059	$ 28,879	$ 18,486
General and administrative expenses	52,331	32,053	23,447
Total operating expenses	94,791	62,535	43,203
Income from operations	41,047	33,364	19,589
Interest income	699	93	100
Interest expense	(2,466)	(1,331)	(1,106)
Income tax expenses	13,280	10,101	6,134
Net income attributable to iKang Healthcare Group, Inc.	27,113	21,607	12,111
PARENT COMPANY
Operating expenses:
Selling and marketing expenses	15
General and administrative expenses	10,536	2,457	2,849
Total operating expenses	10,551	2,457	2,849
Income from operations	(10,551)	(2,457)	(2,849)
Interest income	25	11
Interest expense		(18)	(169)
Equity in earnings of subsidiaries and VIE entities	37,639	24,071	15,129
Income before provision for income taxes	27,113	21,607	12,111
Net income attributable to iKang Healthcare Group, Inc.	$ 27,113	$ 21,607	$ 12,111